Risk Management - Summary of Roll-Forward Schedule of Cumulative Foreign Exchange Losses Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	$ 81,502	$ 77,550
Balance at the end of the period	74,550	81,502
Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(9,573)	(11,297)
Recognized in shareholders' equity	(5,823)	(358)
Balance at the end of the period	(14,333)	(9,573)
Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	1,063	2,080
Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income		2
Before Tax [Member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	(14,508)	(17,119)
Recognized in shareholders' equity	(8,822)	(543)
Balance at the end of the period	(21,721)	(14,508)
Before Tax [Member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	1,609	3,151
Before Tax [Member] | Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income		3
Tax Effect [Member] | Cash flow hedge highly probable future exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Balance at beginning of the period	4,935	5,822
Recognized in shareholders' equity	2,999	185
Balance at the end of the period	7,388	4,935
Tax Effect [Member] | Cash flow hedge highly probable future exports [member] | Occurred exports [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income	$ (546)	(1,071)
Tax Effect [Member] | Cash flow hedge highly probable future exports [member] | Exports no longer expected or not occurred [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassified to the statement of income		$ (1)